Average Annual Total Returns - Siebert Williams Shank Shares - NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO - Siebert Williams Shank Shares	InceptionDate	1 Year	5 Years	SinceInception
Total	Sep. 15, 2014	0.40%	1.02%	0.81%